Share-based Payments (Tables)	6 Months Ended
Jun. 30, 2026
Text block [abstract]
Summary of Principal Assumptions Used for Valuation of Share Options

Grant date	Jan-14-2026	Jan-14-2026	Jan-14-2026
Vesting dates	Jan-14-2026	Jan-14-2027	Jan-14-2027
	—	—	Jan-14-2028
	—	—	Jan-14-2029
	—	—	Jan-14-2030
Volatility 1	260.56%	226.67%	193.02%
Dividend yield	0%	0%	0%
Risk-free investment rate 1	3.51%	3.53%	3.67%
Fair value of option at grant date 1	£0.0004	£0.0005	£0.0005
Fair value of share at grant date	£0.0005	£0.0005	£0.0005
Exercise price at date of grant	£0.0004	£0.0004	£0.0004
Lapse date	Jan-14-2036	Jan-14-2036	Jan-14-2036
Expected option life (years) 1	1.0	2.0	3.5
Number of options granted	1,951,153,811	174,109,121	1,324,308,581

Grant date	Jan-14-2026	Jan-14-2026
Vesting dates	Jan-14-2026	Jan-14-2027
	—	Jan-14-2028
	—	Jan-14-2029
	—	Jan-14-2030
Volatility 1	226.67%	175.64%
Dividend yield	0%	0%
Risk-free investment rate 1	3.53%	3.78%
Fair value of option at grant date 1	£0.0005	£0.0005
Fair value of share at grant date	£0.0005	£0.0005
Exercise price at date of grant	£0.0005	£0.0005
Lapse date	Jan-14-2036	Jan-14-2036
Expected option life (years) 1	2.0	4.5
Number of options granted	313,694,177	87,871,006

Grant date	Apr-15-2026	Apr-15-2026
Vesting dates	Apr-15-2026	Apr-15-2027
	—	Apr-15-2028
	—	Apr-15-2029
	—	Apr-15-2030
Volatility 1	256.68%	192.85%
Dividend yield	0%	0%
Risk-free investment rate 1	4.07%	4.16%
Fair value of option at grant date 1	£0.0002	£0.0003
Fair value of share at grant date	£0.0003	£0.0003
Exercise price at date of grant	£0.0004	£0.0004
Lapse date	Apr-15-2036	Apr-15-2036
Expected option life (years) 1	1.0	3.5
Number of options granted	135,525,518	134,170,264

1.	Represents the average for the options granted.